Derivative financial instruments	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments
Derivative financial instruments

8.	Derivative financial instruments

The primary risk factors associated with the derivative instruments undertaken relate to exchange rates, interest rates, and equity income. In managing these and other market risk factors, the Bank employs practices that encompass the measurement and monitoring of the utilization of limits previously established by internal committees, the portfolios' value at risk, sensitivities to interest rate fluctuations, foreign exchange exposure, liquidity gaps, among other practices that enable the control and monitoring of risks, which could potentially impact Banco Santander's positions across the various markets in which it operates. Based on this management model, the Bank has been able to optimize the risk-reward ratio, even amidst conditions of significant volatility, through the use of operations involving derivative instruments.

The fair value of derivative financial instruments is determined using market price quotations when available. The fair value of swaps is calculated through discounted cash flow modeling techniques, reflecting appropriate risk factors. The fair value of forward and futures contracts is also determined based on market price quotations for exchange-traded derivatives or employing methodologies similar to those used for swaps. The fair value of options is calculated using mathematical models, such as the Black-Scholes model, implied volatilities, and the fair value of the corresponding asset. Current market prices are utilized to determine volatilities. For derivatives that do not have prices directly disclosed by exchanges, the fair value is ascertained through pricing models that leverage market information, inferred from the disclosed prices of more liquid assets. This process involves extracting interest rate curves and market volatilities from these prices, which are then used as input data for the models.

a) Derivative Financial Instruments

a.1) Derivative Financial Instruments Recorded in the Off-Balance Sheet and Equity Accounts.

Overview of Trading and Hedging Derivatives Portfolio

	2024	2023
Assets
Swap Differential Receivables	16,710,659	12,360,719
Premiums on Unexercised Options	4,960,933	2,635,506
Forward Contracts and Others	18,534,707	14,298,496
Total	40,206,299	29,294,721

Liabilities
Swap Differential Payables	16,746,167	13,226,716
Premiums on Issued Options	4,455,074	2,685,361
Forward Contracts and Others	18,209,033	9,028,351
Total	39,410,274	24,940,428

Breakdown by Category

Trading	2024			2023

	Notional Value (1)	Curve Value	Fair Value	Notional Value(1)	Curve Value	Fair Value
Swap	858,277,413	(5,247,457)	(35,508)	811,921,798	(1,927,124)	(865,997)
Assets	421,892,846	11,989,199	16,710,659	402,812,781	9,193,215	12,360,719
Interest Rate	212,769,602	8,288,494	9,155,516	188,604,258	5,054,833	6,383,261
Foreign Currency	207,863,441	3,593,516	7,449,012	212,970,458	4,136,463	5,977,193
Other	1,259,803	107,189	106,131	1,238,065	1,919	265
Liabilities	436,384,567	(17,236,656)	(16,746,167)	409,109,017	(11,120,339)	(13,226,716)
Interest Rates	300,101,297	(13,645,096)	(13,848,265)	262,437,458	(9,117,639)	(9,680,343)
Foreign Currency	133,470,413	(3,588,425)	(2,726,684)	143,788,702	(1,907,489)	(3,332,851)
Others	2,812,857	(3,135)	(171,218)	2,882,857	(95,211)	(213,522)
Options	538,580,487	(1,728,092)	505,859	857,662,210	(1,112,873)	(49,854)
Purchase Commitments	248,136,848	2,889,580	4,960,933	419,095,673	2,252,815	2,635,507
Foreign Currency Call Options	17,652,929	1,170,432	2,035,002	7,711,827	497,534	426,074
Foreign Currency Put Options	10,969,754	449,432	297,814	5,326,447	408,144	489,785
Other Call Options	25,078,274	769,593	2,530,004	89,142,771	661,537	1,183,085
Interbank Market	4,228,408	420,720	1,456,616	3,729,452	217,219	265,824
Others (2)	20,849,866	348,873	1,073,388	85,413,319	444,318	917,261
Put Option - Other	194,435,891	500,123	98,113	316,914,628	685,600	536,563
Interbank Market	553,161	111,802	80,262	543,157	46,852	30,439
Other (2)	193,882,730	388,321	17,851	316,371,471	638,748	506,124
Sale Commitments	290,443,639	(4,617,672)	(4,455,074)	438,566,536	(3,365,688)	(2,685,360)
Foreign Currency Call Options	10,516,526	(597,168)	(786,706)	3,453,152	(288,349)	(466,324)
Foreign Currency Put Options	11,046,513	(555,932)	(275,212)	4,642,411	(288,799)	(431,952)
Other Call Options	57,500,051	(2,868,865)	(3,203,477)	113,106,162	(2,029,925)	(999,258)
Interbank Market	21,145,788	(2,104,995)	(1,578,796)	17,295,280	(1,479,724)	(710,121)
Other (2)	36,354,263	(763,870)	(1,624,681)	95,810,882	(550,201)	(289,137)
Other Put Options	211,380,549	(595,707)	(189,679)	317,364,811	(758,615)	(787,826)
Interbank Market	1,395,691	(155,776)	(29,908)	370,221	(24,912)	(23,004)
Other (2)	209,984,858	(439,931)	(159,771)	316,994,590	(733,703)	(764,822)
Futures Contracts	785,337,224	-	-	325,170,915	-	-
Long Position	396,239,839	-	-	164,682,752	-	-
Exchange Coupon (DDI)	143,814,584	-	-	41,331,942	-	-
Interest Rates (DI1 and DIA)	135,768,788	-	-	48,254,715	-	-
Foreign Currency	106,481,787	-	-	68,838,058	-	-
Indexes (3)	7,717,797	-	-	5,269,712	-	-
Others	2,456,883	-	-	988,325	-	-
Short Position	389,097,385	-	-	160,488,163	-	-
Exchange Coupon (DDI)	143,814,584	-	-	41,331,942	-	-
Interest Rate (DI1 and DIA)	138,131,331	-	-	48,339,061	-	-
Foreign Currency	96,976,790	-	-	64,559,123	-	-
Index (3)	7,717,797	-	-	5,269,712	-	-
Treasury Bonds/Notes	2,456,883	-	-	988,325	-	-
Forward Contracts and Others	443,722,256	6,675,015	325,674	331,009,278	3,288,881	5,270,145
Purchase Commitments	226,379,907	13,065,871	18,534,707	167,191,253	17,249,113	14,298,496
Currencies	176,481,430	4,649,383	2,617,536	134,610,617	17,042,331	4,932,719
Other	49,898,477	8,416,488	15,917,171	32,580,636	206,782	9,365,777
Sale Commitments	217,342,349	(6,390,856)	(18,209,033)	163,818,025	(13,960,232)	(9,028,351)
Currencies	177,766,056	(5,934,009)	(6,151,264)	130,779,288	(13,211,003)	(1,766,190)
Other	39,576,293	(456,847)	(12,057,769)	33,038,737	(749,229)	(7,262,161)
(1)	Adjusted nominal value of the contracts minal value of updated contracts.
(2)	Includes index options, primarily options related to U.S. Treasury, stocks, and stock indices.
(3)	Includes Bovespa and S&P indices.

a.2) Derivatives Financial Instruments by Counterparty

Notional				2024
		Related	Financial
	Customers	Parties	Institutions (1)	Total
Swap	248,822,684	408,569,543	200,885,186	858,277,413
Options	72,193,642	7,707,652	458,679,193	538,580,487
Futures Contracts	13,890,950	3,628,688	767,817,586	785,337,224
Forward Contracts and Others	180,609,297	193,284,055	69,828,904	443,722,256
(1)	Includes transactions that have as counterparty B3 S.A. - Brasil, Bolsa, Balcão (B3) and other stock and commodities exchanges.

Notional				2023
		Related	Financial
	Customers	Parties	Institutions (1)	Total
Swap	185,745,740	224,140,567	402,035,491	811,921,798
Options	37,900,600	2,114,539	817,647,071	857,662,210
Futures Contracts	9,280,965	-	315,889,950	325,170,915
Forward Contracts and Others	152,776,820	118,459,171	59,773,287	331,009,278
(1)	Includes transactions that have as counterparty B3 S.A. - Brasil, Bolsa, Balcão (B3) and other stock and commodities exchanges.

a.3) Derivatives Financial Instruments by Maturity

Notional				2024
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total
Swap	118,831,333	142,493,857	596,952,223	858,277,413
Options	80,264,346	375,497,526	82,818,615	538,580,487
Futures Contracts	415,684,910	197,209,979	172,442,335	785,337,224
Forward Contracts and Others	273,869,288	104,483,252	65,369,716	443,722,256

Notional				2023
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total
Swap	148,297,616	146,064,207	517,559,975	811,921,798
Options	695,558,723	110,627,263	51,476,224	857,662,210
Futures Contracts	168,364,771	70,492,546	86,313,598	325,170,915
Forward Contracts and Others	187,900,674	90,382,978	52,725,626	331,009,278

a.4) Derivative Financial Instruments by Trading Market

Notional	Stock Exchanges (1)	Over-the-Counter Market	2024
			Total
Swap	167,924,413	690,353,000	858,277,413
Options	415,336,707	123,243,780	538,580,487
Futures Contracts	781,708,536	3,628,688	785,337,224
Forward Contracts and Others	55,754,746	387,967,510	443,722,256
(1)	Includes trades with B3 S.A.

Notional	Stock Exchanges (1)	Over-the-Counter Market	2023
			Total
Swap	93,891,621	718,030,177	811,921,798
Options	782,343,569	75,318,641	857,662,210
Futures Contracts	325,170,915	-	325,170,915
Forward Contracts and Others	28,054,581	302,954,697	331,009,278
(1)	Includes trades with B3 S.A.

a.5) Information on Credit Derivatives

Banco Santander uses credit derivatives with the objectives of performing counterparty risk management and meeting its customers' demands, performing protection purchase and sale transactions through credit default swaps and total return swaps, primarily related to Brazilian sovereign risk securities.

Total Return Swaps – TRS

These are credit derivatives in which the return from the reference obligation is exchanged for a cash flow, and where upon the occurrence of a credit event, the protection buyer typically has the right to receive from the protection seller the equivalent of the difference between the updated value and the fair value (fair value) of the benchmark obligation at the contract's settlement date.

Credit Default Swaps – CDS

These are credit derivatives where, upon the occurrence of a credit event, the protection buyer is entitled to receive from the protection seller an amount equal to the difference between the face value of the CDS contract and the fair value (fair value) of the benchmark obligation at the settlement date of the contract. In exchange, the seller receives a fee for providing the protection.

Below, the composition of the Credit Derivatives portfolio shown by its reference value.

		2024		2023

	Nominal Value	Nominal Value	Nominal Value	Nominal Value
	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -
	Total Return Swap Rate	Credit Swap	Total Return Swap Rate	Credit Swap
Credit Swaps	4,421,208	16,153,307	3,456,614	10,293,916
Total	4,421,208	16,153,307	3,456,614	10,293,916

During the period, there were no credit events associated with the precipitating factors specified in the contracts.

		2024		2023
	Over		Over
Maximum Potential for Future Payments - Gross	12 Months	Total	12 Months	Total
Per Instrument
CDS	20,574,515	20,574,515	13,750,530	13,750,530
Total	20,574,515	20,574,515	13,750,530	13,750,530
By Risk Rating
Below Investment Grade	20,574,515	20,574,515	13,750,530	13,750,530
Total	20,574,515	20,574,515	13,750,530	13,750,530
By Reference Entity
Brazilian Government	20,574,515	20,574,515	13,750,530	13,750,530
Total	20,574,515	20,574,515	13,750,530	13,750,530

a.6) Accounting Hedge

There are three types of hedge accounting: Fair Value Hedge, Cash Flow Hedge and Foreing Currency Investments Hedge.

The derivatives used as hedging instruments are represented as follows:

a.6.I ) Fair Value Hedge

The Bank's fair value hedging strategy involves mitigating exposure to fair value fluctuations, specifically regarding interest receipts and payments on recognized assets and liabilities.

The fair value management methodology adopted by the Bank segregates transactions based on risk factors (e.g., BRL/USD exchange rate risk, fixed interest rate risk in BRL, USD exchange rate coupon risk, inflation risk, interest risk, etc.). The transactions generate exposures that are consolidated by risk factor and compared with pre-established internal thresholds.

To mitigate fluctuations in fair value associated with the receipt and payment of interest, the Bank employs interest rate swap contracts concerning fixed-rate assets and liabilities.

The Bank utilizes fair value hedge in the following manner:

• Designates Foreign Currency Swaps + Coupon versus % CDI and Fixed BRL Interest Rate or contracts USD Futures (DOL, DDI/DI) as a derivative instrument in Hedge Accounting structures, with foreign currency loan operations as the hedged item.

• The Bank maintains an active loan portfolio originated in fixed-rate U.S. Dollars at Santander EFC, whose transactions are recorded in Euros. To manage this currency mismatch, the Bank designates a Foreign Currency Swap, exchanging Floating Euros for Fixed U.S. Dollars, as a hedge against market risk for the corresponding loans.

• The Bank is subject to a pre-fixed interest rate risk stemming from Government Securities (NTN-F and LTN) held within its Financial Assets portfolio, which are measured through Other Comprehensive Income. To manage this risk mismatch, the Bank enters into DI futures contracts on the exchange or engages in interest rate swaps, designating these as derivative instruments within a Hedge Accounting structure.

• The Bank is exposed to IPCA (broad consumer price index) risk stemming from debentures within its available-for-sale securities portfolio. To manage this exposure, the Bank enters into IPCA futures contracts ("DAP") on the exchange and designates them as derivative instruments within a Hedge Accounting structure.

To assess the effectiveness and measure the ineffectiveness of hedging strategies, the Bank adheres to IAS 39, which mandates that an effectiveness test be conducted at the inception (prospective test) of the hedge arrangement, and be periodically repeated (prospective and retrospective tests) to demonstrate that the hedge relationship remains effective.

a) Prospective test: in accordance with the standard, the prospective test is required at the inception date and quarterly thereafter to demonstrate that the expectation of the hedge relationship's effectiveness is high.

a.1) The initial prospective test (at inception): this is limited to a qualitative review of the critical terms and conditions of both the hedging instrument and the hedged item, with the aim of concluding that changes in the fair value of the two instruments are expected to completely offset one another.

a.2) The prospective periodic test: the sensitivity of the present value of the hedged item and the hedging instrument to a parallel shift of 10 basis points in the interest rate curve will be periodically assessed. For the purpose of assessing hedge effectiveness, the ratio of these two sensitivities must fall within the range of 80% to 125%.

b) Retrospective test: the retrospective effectiveness test will be conducted by comparing the mark-to-market (mtm) fluctuation of the hedging instrument from the inception date with the mtm variation of the hedged item from the same date.

In fair value hedges, both gains and losses on hedging instruments and on the hedged items (attributable to the type of risk being hedged) are recognized directly in the consolidated statement of profit or loss.

						12/31/2024
						Hedged
			Hedge Instruments			Items
	Curve		Accounting	Curve		Accounting
Strategies	Value	Fair value	Value	Value	Fair value	Value
Swap Contracts	30,481	222,625	253,106	10,979	200,658	211,637
Loan Operations Hedge	30,481	222,625	253,106	10,979	200,658	211,637
Futures Contracts	160,951	43,416,076	43,577,027	(222,149)	38,332,070	38,109,921
Loan Operations Hedge	156,408	13,238,024	13,394,432	(54,560)	10,017,522	9,962,962
Securities Hedge	(142,206)	25,344,183	25,201,977	213,204	22,504,539	22,717,743
Funding Hedge	146,749	4,833,869	4,980,618	(380,793)	5,810,009	5,429,216

						12/31/2023
						Hedged
			Hedge Instruments			Items
	Curve		Accounting	Curve		Accounting
Strategies	Value	Fair value	Value	Value	Fair value	Value
Swap Contracts	183,368	288,766	472,134	138,079	272,805	410,884
Loan Operations Hedge	183,368	288,766	472,134	138,079	272,805	410,884
Future Contracts	144,508	25,701,246	25,845,754	(3,535,965)	28,817,259	25,281,294
Loan Operations Hedge	2,497,014	12,759,016	15,256,030	(2,290,079)	15,593,616	13,303,537
Securities Hedge	(1,489,802)	2,496,723	1,006,921	623,749	579,793	1,203,542
Funding Hedge	(862,704)	10,445,507	9,582,803	(1,869,635)	12,643,850	10,774,215

(*)	The Bank employs market risk hedging strategies, the targets of which are assets in its portfolio, which is why we present the liabilities side of the respective instruments. For structures that have futures as instruments, we provide the balance of the daily adjustment calculated, recorded in the off-balance sheet account.

a.6.II) Cash Flow Hedge

The Bank's cash flow hedging strategies consist of hedging against exposure to fluctuations in cash flows, interest payments, and currency exchange rates, which are attributable to changes in interest rates affecting recognized assets and liabilities, as well as exchange rate fluctuations impacting unrecognized assets and liabilities.

The Bank utilizes cash flow hedge in the following manner:

• The Bank engages in active swaps indexed to fixed US Dollars and liabilities in foreign currency, designating these as hedging instruments within a Cash Flow Hedge structure, where the hedged items are foreign currency loans negotiated with third parties via its offshore branches and Brazilian external debt securities measured at amortized cost.

• The Bank enters into Dollar Futures or DDI + DI Futures (Synthetic Dollar Futures) contracts and designates them as hedging instruments within a Cash Flow Hedge structure, where the hedged items are the Bank's portfolio of Dollar-denominated loans and Promissory Notes in the available-for-sale securities portfolio measured at Fair Value Through Other Comprehensive Income.

• The Bank maintains a portfolio of assets indexed to the Euro and traded in offshore branches. In the transaction, the value of the asset in Euros will be converted to Dollars at the exchange rate specified in the foreign exchange contract for the transaction. After this conversion, the principal amount of the transaction, now denominated in Dollars, will be adjusted by either a floating or a fixed rate. The assets will be hedged with a Cross-Currency Swap to transfer the Euro risk to LIBOR + Coupon.

In March 2022, the U.S. Congress passed the Adjustable Interest Rate Act (LIBOR) ("the LIBOR Act"). This legislation establishes a uniform, nationwide process for replacing LIBOR in existing contracts that lack fallback clauses, automatically substituting LIBOR, on the LIBOR replacement date (expected to be the first London banking business day after June 30, 2023), with the "Board-selected Benchmark Replacement". In December 16, 2022, the Federal Reserve Board adopted a final rule implementing the LIBOR Act and identifying these benchmark replacements, which vary across different contracts but are all based on SOFR.

Our focus has been and remains on implementing all necessary contractual, commercial, operational, and technological adjustments to meet the relevant pending milestones.

As of December 31, 2021, our exposure to LIBOR-linked contracts was limited and exclusively related to USD LIBOR. In 2021, we adopted the SOFR (Secured Overnight Finance Rate) and CME TERM SOFR as replacements for USD LIBOR for new contracts. Since January 1, 2022, we have ceased initiating new USD LIBOR transactions, with the exception of those authorized by international regulatory authorities (market-making activity). We are actively engaging with our clients to update existing agreements to incorporate appropriate fallback provisions for when the USD LIBOR is no longer published.

To assess the effectiveness and measure the ineffectiveness of these strategies, Santander Bank adheres to IAS 39. This standard mandates that the effectiveness test be conducted at the inception of the hedge structure (prospective test) and be repeated periodically (prospective and retrospective tests) to demonstrate that the hedge ratio expectation continues to be effective (between 80% and 125%).

In this hedging strategy, the effectiveness tests (prospective/retrospective) are conducted by comparing two proxies, one for the hedged item and another for the hedging instrument.

The hedged item proxy is a "conceptual" swap, where the passive leg mimics the part of the Stable Portion intended for protection, and the active pre-fixed leg mirrors the set of futures designated as the hedge, consistent with the market rates on the hedge designation day. The hedge instrument proxy is a "conceptual" swap, in which the active leg consists of the number of futures contracts designated as the hedge, and the passive pre-fixed leg represents the rate negotiated at the acquisition of these contracts. The proxy remains stable throughout the strategy as the contracts are held to maturity.

Any ineffectiveness is recognized in the income statement under the line item "Gains (losses) on financial assets and liabilities (net)."

a) Prospective Test: in line with regulations, the prospective test must be conducted at the inception date and quarterly thereafter to demonstrate that the expectation of the hedge relationship's effectiveness is high. However, for proactive and more efficient monitoring of projections and to ensure better maintenance of the related testing routines, these tests are performed monthly.

a.1) Periodic Prospective Test: Market Risk conducts projections for three scenarios for the tests, which include: 1º 10bps on the curve; 2º 50bps on the curve, and 3º 100bps on the curve. Utilizing the validated estimates, prospective tests are performed by valuing the two variable legs of the transaction at fair value.

a.2) Initial Prospective Test: the methodology of the periodic prospective test must also be applied at the start date of each new strategy.

b) Retrospective Test: this must be conducted monthly using historical data to cumulatively demonstrate the hedge's effectiveness, in line with the previously outlined methodology. Any ineffectiveness is recognized in the statement of profit or loss.

The Ineffective Portion is measured through the prospective hedge test and, if identified, it is recognized in the income statement under the line item Gains (losses) on financial assets and liabilities (net).

Effectiveness must range between 80% and 125%.

In cash flow hedges, the effective portion of the change in the fair value of the hedging instrument is temporarily recognized in equity under the line item "Other Comprehensive Income - Cash Flow Hedges" (note 25) until the projected transactions take place. At that point, this portion is recognized in the consolidated statements of income, except if the projected transactions result in the recognition of non-financial assets or liabilities, in which case this portion will be included in the cost of the financial asset or liability. The ineffective portion of the change in the value of foreign exchange hedging derivatives is recognized directly in the consolidated statements of income. Furthermore, the ineffective portion of gains and losses on cash flow hedge instruments in a foreign operation is directly recognized in "Gains (losses) on financial assets and liabilities (net)" in the consolidated income statements.

	2024		2023
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Cash Flow Hedge
CDB	511,175	-	(69,919)	-
Total	511,175	-	(69,919)	-

					Consolidated
					12/31/2024
					Hedge Instruments	Hedge Object
	Curve		Adjustment to	Curve		Accounting
Strategies	Value	Fair value	Fair value	Value	Fair value	Value
Future Contracts	(5,610)	79,915,645	79,910,035	(177,822)	77,474,456	77,296,634
Credit Operations Hedge	(73,277)	1,639,466	1,566,189	8,011	730,322	738,333
Hedge of Securities	(40,187)	35,717,857	35,677,670	56,491	27,556,993	27,613,484
Funding Hedge	107,854	42,558,322	42,666,176	(242,324)	49,187,141	48,944,817

					Consolidated
					12/31/2023
					Hedge Instruments	Hedge Object
	Curve	Accounting	Adjustment to	Curve	Market	Accounting
Strategies	Value	Value - liability	Fair value	Value	Value	Value
Swap Contracts	(547,710)	10,807,983	10,260,273	(464,400)	13,176,910	12,712,510
Hedge of Securities	(547,710)	10,807,983	10,260,273	(464,400)	13,176,910	12,712,510
Future Contracts	393,863	18,630,833	19,024,696	(1,327,113)	24,612,842	23,285,729
Credit Operations Hedge	2,138	2,431,537	2,433,675	(3,105,374)	7,619,634	4,514,260
Hedge of Securities	294,688	8,228,328	8,523,016	465,051	9,525,807	9,990,858
Funding Hedge	97,037	7,970,968	8,068,005	1,313,210	7,467,401	8,780,611

a.6) Derivative Financial Instruments - Margins Pledged as Guarantee

The margin provided as collateral for trading at B3 S.A. involving proprietary and third-party derivative financial instruments is composed of federal government securities.

Reference Value	2024	2023
Financial Treasury Bills - LFT	23,592,560	20,960,140
National Treasury Bills - LTN	6,891,750	2,122,045
National Treasury Notes - NTN	4,775,236	4,988,403
Total	35,259,546	28,070,588

b) Short Positions

On December 31, 2024, the balance of short positions totaled R$39,396,666 (2023 - R$19,831,991), which includes the value of financial liabilities resulting from the direct sale of financial assets purchased through resale commitments or borrowed.